GENERAL (Tables)	6 Months Ended
Jun. 30, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of results of discontinued operations
The following table presents the results of the discontinued operations for the six months ended June 30, 2023 and 2022, are presented below:

	Six months ended June 30,
	2023	2022

Income (loss) after income taxes	$-	$-
Capital loss from discontinued operation	-	(264)

Net loss from discontinued operation	$-	$(264)

The following table presents cash flows for discontinued operations:

	Six months ended June 30,
	2023	2022

Net cash provided by discontinued operating activities	$22	$123